                         HANSBERGER INSTITUTIONAL SERIES


                               International Fund
                              Emerging Markets Fund







                                  Annual Report
                                December 31, 1996

We are pleased to present the Annual Report for the Funds of Hansberger Institutional Series listed below. Please call your Hansberger Institutional Series contact at 1-800-414-6927 with any questions regarding these Financial Statements.



                                Table of Contents


      Portfolio of Investments:
           International Fund................................    1
           Emerging Markets Fund.............................    2
      Statements of Assets and Liabilities...................    3
      Statements of Operations...............................    4
      Statements of Changes in Net Assets....................    5
      Financial Highlights...................................    6
      Notes to Financial Statements..........................    7
      Report of Independent Accountants......................   10




This annual report contains certain investment return information. It should be noted that past performance is not indicative of future results and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Hansberger Institutional Series
Portfolio of Investments as of December 31, 1996
International Fund

          Face                                                                       Discount           Value
         Amount                                                                        Rate           (Note A1)
-------------------------                                                         -------------   -----------------
U.S. GOVERNMENT OBLIGATIONS - 88.63%
                          U.S. Treasury Bills
            $     50,000  01/02/97..............................................      4.88%         $      49,993
               3,802,000  03/27/97..............................................      4.95%             3,757,564
                                                                                                   ---------------
                          TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                          (Cost $3,807,557).....................................                        3,807,557
                                                                                                   ---------------

TOTAL INVESTMENTS - 88.63%
  (Cost $3,807,557*)............................................................                        3,807,557
NET OTHER ASSETS & LIABILITIES - 11.37%.........................................                          488,278
                                                                                                   ---------------

NET ASSETS - 100.00%............................................................                    $   4,295,835
                                                                                                   ===============

----------------
  *  Aggregate cost for Federal tax and book purposes.




  The accompanying notes are an integral part of these financial statements.

Hansberger Institutional Series
Portfolio of Investments as of December 31, 1996
Emerging Markets Fund


          Face                                                                  Discount            Value
         Amount                                                                    Rate           (Note A1)
-------------------------                                                     ----------------  ---------------
U.S. GOVERNMENT OBLIGATIONS - 86.18%
                          U.S. Treasury Bills
          $       50,000  01/02/97.............................................        4.88%      $      49,993
               4,512,000  03/27/97.............................................        4.95%          4,459,266
                                                                                                 --------------
                          TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                          (Cost $4,509,259)...................................                        4,509,259
                                                                                                 --------------


TOTAL INVESTMENTS - 86.18%
  (Cost $4,509,259*)...........................................................                       4,509,259
NET OTHER ASSETS & LIABILITIES - 13.82%........................................                         723,277
                                                                                                 --------------

NET ASSETS - 100.00%...........................................................                   $   5,232,536
                                                                                                 ==============

---------------
 *  Aggregate cost for Federal tax and book purposes.





   The accompanying notes are an integral part of these financial statements.


Hansberger Institutional Series
Statements of Assets and Liabilities
As of December 31, 1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              Emerging
                                                                                    International              Markets
                                                                                        Fund                    Fund
                                                                                 ------------------     -------------------
   ASSETS:
        Investments, at cost - see accompanying portfolios................       $       3,807,557      $        4,509,259
                                                                                 ==================     ===================
        Investments, at value (Note A1)...................................       $       3,807,557      $        4,509,259
        Cash..............................................................                   1,246                   1,518
        Receivable for fund shares sold...................................                 487,150                 721,974
        Receivable from Investment Adviser (Note B).......................                   8,858                   8,984
        Prepaid expenses..................................................                   3,487                   3,487
        Unamortized organization costs (Note A3)..........................                  44,694                  44,694
                                                                                 ------------------     -------------------
           Total Assets...................................................               4,352,992               5,289,916
                                                                                 ------------------     -------------------
   LIABILITIES:
        Legal and audit fees payable......................................                   5,250                   5,250
        Organizational costs payable......................................                  44,719                  44,719
        Accrued expenses and other payables...............................                   7,188                   7,411
                                                                                 ------------------     -------------------
           Total Liabilities..............................................                  57,157                  57,380
                                                                                 ------------------     -------------------
   NET ASSETS.............................................................       $       4,295,835      $        5,232,536
                                                                                 ==================     ===================
   NET ASSETS consist of:
        Paid-in capital...................................................       $       4,294,822      $        5,231,523
        Undistributed net investment income...............................                   1,013                   1,013
                                                                                 ------------------     -------------------
   Total Net Assets.......................................................       $       4,295,835      $        5,232,536
                                                                                 ==================     ===================

     Shares of Beneficial Interest Outstanding
        (unlimited authorization, no par value)...........................                 424,451                 517,011
    Net Asset Value Per Share.............................................                  $10.12                  $10.12
                                                                                 ==================     ===================

  The accompanying notes are an integral part of these financial statements.

Hansberger Institutional Series
Statements of Operations
Two Day Period Ended December 31, 1996
--------------------------------------------------------------------------------


                                                                                                                  Emerging
                                                                                          International            Markets
                                                                                              Fund *               Fund *
                                                                                       ------------------    -------------------
      INVESTMENT INCOME:
         Interest income............................................................     $           530     $              627
                                                                                       ------------------    -------------------
            Total Income............................................................                 530                    627
                                                                                       ------------------    -------------------
      EXPENSES:
         Investment advisory fees (Note B):
            Basic advisory fees.....................................................                  88                    143
             Less: Waived fees......................................................                 (88)                  (143)
                                                                                       ------------------    -------------------
         Investment advisory fees, net..............................................                  --                     --
         Administration fees (Note C):
            Basic administration fees...............................................                  14                     17
             Less: Waived fees......................................................                 (14)                   (17)
                                                                                       ------------------    -------------------
         Administration fees, net...................................................                  --                     --
         Custodian fees (Note D)....................................................                  50                     60
         Shareholder reports........................................................               2,000                  2,000
         Registration and filing fees...............................................               1,139                  1,352
         Legal and audit fees.......................................................               5,250                  5,250
         Trustees' fees and expenses (Note E).......................................                  12                     12
         Amortization of organization costs (Note A3)...............................                  25                     25
         Miscellaneous expenses.....................................................                 500                    500
                                                                                       ------------------    -------------------
           Total Expenses...........................................................               8,976                  9,199
         Fees reimbursed by investment adviser (Note B).............................              (8,858)                (8,984)
                                                                                       ------------------    -------------------
            Net Expenses............................................................                 118                    215
                                                                                       ------------------    -------------------

      NET INVESTMENT INCOME.........................................................                 412                    412
                                                                                       ------------------    -------------------


         Net increase in net assets resulting from operations.......................   $             412     $              412
                                                                                       ==================    ===================

---------------------------------------
* The International Fund and the Emerging Markets Fund commenced operations on December 30, 1996




  The accompanying notes are an integral part of these financial statements.  4

Hansberger Institutional Series
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                     Two Day Period Ended December 31, 1996
                                                                               -----------------------------------------------------
                                                                                                                    Emerging
                                                                                         International               Markets
                                                                                            Fund *                     Fund *
                                                                                    -----------------------    --------------------
        Increase in Net Assets
        Operations:
        Net investment income...........................................            $                  412     $               412
                                                                                    -----------------------    --------------------
        Net increase in net assets resulting from operations............                               412                     412
                                                                                    -----------------------    --------------------
        Capital Share Transactions (1):
             Subscribed.................................................                         4,244,847               5,181,548
                                                                                    -----------------------    --------------------
        Increase in net assets from share transactions..................                         4,244,847               5,181,548
                                                                                    -----------------------    --------------------

        Net increase in net assets......................................                         4,245,259               5,181,960

        NET ASSETS:
           Beginning of period (December 30, 1996)......................                            50,576                  50,576
                                                                                    -----------------------    --------------------
           End of period (December 31, 1996)............................            $            4,295,835     $         5,232,536
                                                                                    =======================    ====================
        Undistributed net investment income included in end
           of period net assets.........................................            $                1,013     $             1,013
                                                                                    =======================    ====================
-------------------------------------------
(1)     Shares Issued...................................................                           419,451                 512,011
                                                                                    -----------------------    --------------------
           Net Increase in shares outstanding...........................                           419,451                 512,011
                                                                                    =======================    ====================

* The International Fund and the Emerging Markets Fund commenced operations on December 30, 1996.


The accompanying notes are an integral part of these financial statements.     5


Hansberger Institutional Series
Financial Highlights
For a Share Outstanding Throughout the Period +
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Two Day Period Ended December 31, 1996
                                                                            --------------------------------------------------------
                                                                                                                Emerging
                                                                               International                     Markets
                                                                                   Fund *                        Fund *
                                                                            ----------------------        ----------------------
Net Asset Value, Beginning of Period (December 30, 1996).............                      $10.12                        $10.12
                                                                            ----------------------        ----------------------
Income from Investment Operations
      Net Investment Income..........................................                          --                            --
      Net Realized and Unrealized Gain on Investments................                          --                            --
                                                                            ----------------------        ----------------------
          Total from Investment Operations...........................                          --                            --
                                                                            ----------------------        ----------------------
Net Asset Value, End of Period (December 31, 1996)...................                      $10 12                        $10 12
                                                                            ======================        ======================
Total Return.........................................................                        0.00%                         0.00%
                                                                            ======================        ======================

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands).............................                      $4,296                        $5,233
Ratio of Expenses to Average Net Assets (1)..........................                       1.00%**                       1.50%**
Ratio of Net Investment Income to Average Net Assets (1).............                       3.50%**                       2.87%**
Portfolio Turnover Rate..............................................                       0.00%                         0.00%
Average Commission Rate..............................................                     $0.0000                       $0.0000

---------------------------------------------------------------------
   (1)Effect of voluntary expense limitation during the period:
          Ratio of Expenses to Average Net Assets                                          77.13%**                      65.28%**
          Ratio of Net Investment Loss to Average Net Assets                             (72.63)%**                    (60.91)%**

* The International Fund and the Emerging Markets Fund commenced operations on December 30, 1996.
**    Annualized
+ The per share amounts for the two day period ended December 31, 1996 are based on average outstanding shares.

  The accompanying notes are an integral part of these financial statements.

                        HANSBERGER INSTITUTIONAL SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1996


Hansberger Institutional Series (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of December 31, 1996, the Trust was comprised of 2 separate active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds"). The International Fund and the Emerging Markets Fund, each a Fund of the Trust, began operations on December 30, 1996.

The International Fund seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States including developing countries. The Emerging Markets Fund seeks to achieve long-term capital growth through a policy of investing primarily in publicly traded equity securities of companies located in emerging markets.

A. Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. Security Valuation: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities and unlisted foreign securities, are valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be done by others.

2. Taxes: It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation as the income and/or capital gains are earned.

3. Organizational Costs: The organizational costs of the Funds are being amortized on a straight-line basis over a period of five years beginning with each Fund's commencement of operations. Hansberger Global Investors has agreed that in the event any of its initial shares in a Fund are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

                        HANSBERGER INSTITUTIONAL SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1996


4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-date (except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets. Distributions for the Funds are recorded on the ex-date. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles.

The amount and character of income and capital gain distributions to be paid by the Trust are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment for organizational expenses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income, accumulated net realized gain and paid in capital.

Permanent book and tax basis differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

B. Adviser: Hansberger Global Investors, Inc. (the "Adviser") provides each Fund with investment advisory services pursuant to an investment advisory agreement at a monthly fee calculated at the annual rate of 0.75% and 1.00% of average daily net assets of the International Fund and the Emerging Markets Fund, respectively. The Adviser has voluntarily agreed to reduce advisory fees payable to it and to reimburse the Funds, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios of 1.00% for the International Fund and 1.50% for the Emerging Markets Fund. The Adviser, at its discretion, may revise or discontinue the voluntary fee waivers and reimbursements at any time.

C. Administrator: Chase Global Fund Services Company (the "Administrator" or "CGFSC"), a subsidiary of The Chase Manhattan Bank, provides the Trust with administrative, dividend disbursing and transfer agent services pursuant to an Administrative Agreement (the "Agreement"). Under the Agreement the Trust pays the Administrator a monthly fee in proportion to the Funds combined average daily net assets at the following annual rate: 0.12% of the first $500 million of average daily net assets, 0.08% for the next $500 million of average daily net assets, and 0.06% for average daily net assets over $1 billion. Certain employees of CGFSC are officers of the Fund.

D. Custodian: The Chase Manhattan Bank serves as the Trust's custodian in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

                        HANSBERGER INSTITUTIONAL SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1996


E. Trustee Fees: The Trust pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Expenses for the period ended December 31, 1996 include legal fees paid to Morgan, Lewis & Bockius LLP. A partner of that firm is a Trustee to the Trust.

F. Purchases and Sales: There were no long-term purchases and sales of investment securities for the period ended December 31, 1996.

G. Other: From time to time, certain Funds of the Trust have shareholders that hold a significant portion of a Fund's outstanding shares. Investment activities of these shareholders could have a material impact on those Funds.

                   Report of Independent Public Accountants


To the Shareholders and Trustees of Hansberger Institutional Series:

     We have audited the accompanying statements of assets and liabilities of Hansberger Institutional Series, a Massachusetts business trust, comprising the International Fund and the Emerging Markets Fund (the Funds), including the portfolios of investments, as of December 31, 1996 and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from December 30, 1996 (commencement of operations) to December 31, 1996. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the period from December 30, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles.


                                             Arthur Andersen LLP

Boston, Massachusetts,
January 17, 1997